Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity to BBSY interest rates | Closing foreign exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average exchange rate	0.75	0.69
-0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	$ (4,900,000)	$ (3,600,000)
-0.015 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2,200,000)	(1,500,000)
-0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2,700,000)	(2,100,000)
-0.02
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI, due to change in discount rate	7,100,000	8,400,000
0.02
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI, due to change in discount rate	(6,500,000)	(7,400,000)
-0.01
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI, due to change in discount rate	3,500,000	4,100,000
-0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(3,300,000)	(2,400,000)
-0.01 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1,500,000)	(1,000,000.0)
-0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1,800,000)	(1,400,000)
-0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1,600,000)	(1,200,000)
-0.005 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(700,000)	(500,000)
-0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(900,000)	(700,000)
0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1,600,000	1,200,000
0.005 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	700,000	500,000
0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	900,000	700,000
0.01
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI, due to change in discount rate	(3,300,000)	(3,800,000)
0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	3,300,000	2,400,000
0.01 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1,500,000	1,000,000.0
0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1,800,000	1,400,000
0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	4,900,000	3,600,000
0.015 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2,200,000	1,500,000
0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2,700,000	2,100,000
-0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	(3,100,000)	(4,200,000)
-0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	(1,500,000)	(2,100,000)
0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	1,500,000	2,100,000
0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	3,100,000	4,200,000
1 year earlier
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI, due to change in timing of cash flows	8,500,000	6,400,000
1 year later
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI, due to change in timing of cash flows	$ (7,800,000)	$ (7,200,000)